Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accrued liabilities	$ 246.9	$ 191.6
Royalties payable	8.4	4.7
Share-based compensation liability (note 16)	60.2	34.2
Other payables	0.6	2.5
Accounts payable and accrued liabilities	$ 316.1	$ 233.0